AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2026
	Shares	Value
Common Stocks - 99.2%
Consumer Discretionary - 10.8%
Asbury Automotive Group, Inc.*,1	1,518	$355,986
Bright Horizons Family Solutions, Inc.*	1,660	153,766
Burlington Stores, Inc.*	2,873	850,006
Churchill Downs, Inc.	6,536	642,881
Grand Canyon Education, Inc.*	4,458	774,979
LKQ Corp.[1]	8,308	272,918
Pool Corp.	1,090	276,958
Revolve Group, Inc.*	11,365	314,242
Texas Roadhouse, Inc.	3,076	553,249
Vail Resorts, Inc.[1]	827	110,049

Total Consumer Discretionary		4,305,034
Consumer Staples - 1.5%
Performance Food Group Co.*	6,029	575,468
Energy - 3.4%
Matador Resources Co.	10,989	497,142
Range Resources Corp.	8,377	317,070
Solaris Energy Infrastructure, Inc.[1]	9,695	535,067

Total Energy		1,349,279
Financials - 7.6%
Evercore, Inc., Class A	2,274	803,336
Houlihan Lokey, Inc.	4,043	680,518
Kinsale Capital Group, Inc.[1]	966	382,420
MarketAxess Holdings, Inc.	1,244	210,522
Pinnacle Financial Partners, Inc.	3,118	296,491
RLI Corp.	4,292	250,782
Seacoast Banking Corp. of Florida	12,417	415,224

Total Financials		3,039,293
Health Care - 22.5%
Acadia Healthcare Co., Inc.*,1	7,973	107,157
Agios Pharmaceuticals, Inc.*	15,335	420,792
Azenta, Inc.*,1	9,779	380,207
Bio-Rad Laboratories, Inc., Class A*,1	866	254,344
Bridgebio Pharma, Inc.*,1	7,268	561,598
Chemed Corp.	705	301,134
Crinetics Pharmaceuticals, Inc.*,1	11,217	560,177
Cytokinetics, Inc.*	7,340	463,815
Globus Medical, Inc., Class A*	9,050	820,654
Halozyme Therapeutics, Inc.*	6,867	492,433
HealthEquity, Inc.*	4,558	390,484
Insmed, Inc.*	4,965	778,860
Ionis Pharmaceuticals, Inc.*	7,752	640,858
	Shares	Value

Medpace Holdings, Inc.*	730	$425,210
Natera, Inc.*	1,996	461,355
Neurocrine Biosciences, Inc.*	3,501	476,346
Phathom Pharmaceuticals, Inc.*,1	38,268	523,124
Ultragenyx Pharmaceutical, Inc.*	20,526	494,061
Veracyte, Inc.*,1	10,429	397,136

Total Health Care		8,949,745
Industrials - 26.5%
AeroVironment, Inc.*,1	1,567	436,237
API Group Corp.*	24,378	1,013,393
Applied Industrial Technologies, Inc.	1,816	472,905
Comfort Systems USA, Inc.	793	905,685
CSW Industrials, Inc.[1]	1,518	409,830
FTAI Aviation, Ltd.	2,366	644,309
IDEX Corp.	1,801	357,588
Interface, Inc.	25,445	800,754
ITT, Inc.	4,680	853,164
Knight-Swift Transportation Holdings, Inc.	4,886	269,219
Moog, Inc., Class A	2,298	701,694
Nordson Corp.	1,992	546,864
Paylocity Holding Corp.*	3,035	409,664
Powell Industries, Inc.[1]	1,110	492,385
RBC Bearings, Inc.*	1,918	958,367
SiteOne Landscape Supply, Inc.*	3,922	562,964
Sterling Infrastructure, Inc.*,1	1,957	700,430

Total Industrials		10,535,452
Information Technology - 21.6%
Advanced Energy Industries, Inc.	3,510	896,314
Astera Labs, Inc.*	1,091	164,326
CCC Intelligent Solutions Holdings, Inc.*,1	43,876	332,580
Cognex Corp.	11,699	453,219
Coherent Corp.*	2,144	454,914
Credo Technology Group Holding, Ltd.*	3,764	471,554
The Descartes Systems Group, Inc. (Canada)*	4,250	317,730
Entegris, Inc.[1]	6,122	722,825
Flex, Ltd.*	4,763	300,259
Jabil, Inc.	2,861	678,601
Lumentum Holdings, Inc.*,1	1,019	399,285
MACOM Technology Solutions Holdings, Inc.*	3,851	843,600
Manhattan Associates, Inc.*	2,934	443,063
Novanta, Inc.*	3,527	474,523
Procore Technologies, Inc.*	9,712	548,631
SailPoint, Inc.*,1	21,923	343,972

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 21.6% (continued)
ServiceTitan, Inc., Class A*	4,159	$325,816
Tyler Technologies, Inc.*	1,203	444,388

Total Information Technology		8,615,600
Materials - 3.5%
Avient Corp.	10,551	381,418
Eagle Materials, Inc.	1,386	282,481
Quaker Chemical Corp.	2,051	315,321
RPM International, Inc.	3,752	401,314

Total Materials		1,380,534
Real Estate - 1.8%
EastGroup Properties, Inc., REIT	2,288	415,592
Sun Communities, Inc., REIT	2,336	297,677

Total Real Estate		713,269

Total Common Stocks (Cost $31,692,765)		39,463,674
Rights - 0.0%
Health Care - 0.0%
ABIOMED, Inc.*,2,3 (Cost $0)	1,175	0

Principal Amount
Short-Term Investments - 1.4%
Joint Repurchase Agreements - 0.4%[4]
Citadel Securities LLC, dated 01/30/26, due 02/02/26, 3.710% total to be received $170,053 (collateralized by various U.S. Treasuries, 0.000% - 4.500%, 02/15/26 - 11/15/55, totaling $173,454)	$170,000	170,000
	Principal Amount	Value

HSBC Securities USA, Inc., dated 01/30/26, due 02/02/26, 3.670% total to be received $11,964 (collateralized by various U.S. Treasuries, 3.875% - 4.500%, 12/31/31 - 05/15/43, totaling $12,199)	$11,960	$11,960

Total Joint Repurchase Agreements		181,960
Repurchase Agreements - 1.0%
Fixed Income Clearing Corp., dated 01/30/26, due 02/02/26, 3.350% total to be received $387,108 (collateralized by a U.S. Treasury Note, 3.500%, 11/15/28, totaling $394,821)	387,000	387,000

Total Short-Term Investments (Cost $568,960)		568,960
Total Investments - 100.6% (Cost $32,261,725)		40,032,634
Other Assets, less Liabilities - (0.6)%		(229,161)
Net Assets - 100.0%		$39,803,473

*	Non-income producing security.
[1]	Some of these securities, amounting to $6,776,013 or 17.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security's value was determined by using significant unobservable inputs.
[3]	This security is restricted and not available for re-sale. The Fund received Contingent Value Rights ("CVRs") of Abiomed Inc ("ABIOMED") from a corporate action where Johnson & Johnson acquired ABIOMED on December 23, 2022. The total value of this restricted security held is $0 which represents 0% of net assets.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$39,463,674	—	—	$39,463,674
Rights
Health Care	—	—	$0	—
Short-Term Investments
Joint Repurchase Agreements	—	$181,960	—	181,960
Repurchase Agreements	—	387,000	—	387,000
Total Investments in Securities	$39,463,674	$568,960	$0	$40,032,634

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended January 31, 2026, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period. The Level 3 rights were received as a result of a corporate action. The security's value was determined by using significant unobservable inputs. For the current period ended January 31, 2026, the change in unrealized appreciation (depreciation) was $0.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$6,776,013	$181,960	$6,883,377	$7,065,337
The following table summarizes the securities received as collateral for securities lending at January 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.000%	02/15/26-05/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.